Schedule of Supplemental Cash Flow Information Related to Leases (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Non-cash lease expense (operating cash flow)	$ 11,464	$ 87,579	$ 137,717	$ 173,245
Change in lease liabilities (operating cash flow)	$ (11,041)	$ (152,335)	(237,607)	(284,963)
Right of use assets obtained in exchange for lease obligations:
Operating leases			$ 76,269